Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Formation cost		$ 625
Cash	$ 52,269	259,228
FDIC amount		250,000
Deferred Offering Costs	3,161,681	3,161,681
General Partners' Offering Costs	3,025,729	3,025,729
Temporary Equity, Carrying Amount, Attributable to Parent	135,952	$ 135,952
Temporary Equity, Shares Authorized		5,091,196
Cash Equivalents, at Carrying Value	0
Cash, FDIC Insured Amount	250,000
Interest and Other Income	38,657
Withdrawal from Contract Holders Funds	$ 32,633
Temporary Equity, Shares Subscribed but Unissued	5,091,196
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred Offering Costs	$ 50,158	$ 50,158
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Deferred Offering Costs	48,001	48,001
Temporary Equity, Carrying Amount, Attributable to Parent	$ 2,157	$ 2,157